Lease Arrangements	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Lease Arrangements
16.	LEASE ARRANGEMENTS

a.	Right-of-use assets

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Carrying amounts

Land	$7,342,703	$7,111,397	$232,247
Buildings and improvements	3,411,750	4,081,525	133,296
Machinery and equipment	237,260	179,270	5,855
Other equipment	69,070	70,074	2,288

	$11,060,783	$11,442,266	$373,686

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Additions to right-of-use assets	$3,239,770	$2,140,942	$1,680,516	$54,883
Depreciation charge for right-of-use assets
Land	$217,674	$236,673	$246,617	$8,054
Buildings and improvements	509,746	660,276	726,510	23,727
Machinery and equipment	356,052	538,639	292,936	9,567
Other equipment	31,478	32,452	37,957	1,239

	$1,114,950	$1,468,040	$1,304,020	$42,587

The amounts disclosed above with respect to the
right-of-use
assets did not include the
right-of-use
assets that meet the definition of investment properties.

b.	Lease liabilities

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Carrying amounts

Current	$979,612	$1,062,239	$34,691

Non-current	$6,728,875	$7,159,767	$233,826

The Group’s lease liabilities were mainly from land and buildings and improvements. The range of discount rates for lease liabilities was as follows:

	December 31
	2022	2023

Land (%)	0.54-8.00	0.54-8.00
Buildings and improvements (%)	0.45-8.84	0.45-8.84

c.	Material lease-in activities and terms
The

Group

leases

land and buildings for the use of plants and offices with remaining lease terms of
1-
51

years
and
1-27 years,
respectively. For the leasehold land located in the R.O.C., the Group has extension options at the expiry of the lease periods. However, the government has the right to adjust the lease payments on the basis of changes in announced land value prices and also has the right to terminate the lease contract under certain circumstances. The Group does not have bargain purchase options to acquire the leasehold land and buildings at the expiry of the lease periods. In addition, the Group is prohibited from subleasing or transferring all or any portion of the underlying assets without the lessor’s consent.

d.	Subleases
In addition to the sublease transactions described in Note 17, the Group did not have other sublease transactions.

e.	Other lease information

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Expenses relating to short-term leases	$431,613	$316,799	$10,346

Expenses relating to low-value assets leases	$3,242	$3,913	$128

Expenses relating to variable lease payments not included in the measurement of lease liabilities	$126,584	$124,883	$4,078

Total cash outflow for leases	$2,494,384	$1,856,816	$60,641

The Group elected to apply the recognition exemption for qualifying short-term leases and low-value
asset leases and, therefore, did not recognize
right-of-use
assets and lease liabilities for these leases.